Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred taxes
	2020	2019
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$52,313	$-
Amortization	156,072	-
Depreciation	1,180	-
Interest	1,213,854	-
Change in Fair Market Value of Derivative Liabilities	279,582	-
NOL DTA	16,676,120	17,520,826
Valuation allowance	(18,379,120)	(17,520,826)
Total gross deferred tax assets	-	-

Schedule of deferred income taxes resulting from income and expense
	2020	2019
Expected tax at statutory rates	21.00%	21.00%
Nondeductible Expenses	(11.72)%	(11.00)%
State Income Tax, Net of Federal benefit	1.59%	5.00%
Current Year Change in Valuation Allowance	(5.83)%	(15.00)%
Prior Deferred True-Ups	(5.03)%	-